Financial Instruments	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Financial Instruments
2.	Financial Instruments

a)	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the Partnership’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Interest and cross currency swap agreements – The fair value of the Partnership’s derivative instruments is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows. The Partnership transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions. Given the current volatility in the credit markets, it is reasonably possible that the amount recorded as a derivative liability could vary by a material amount in the near term.

Other derivative – The Partnership’s other derivative agreement is between Teekay Corporation and the Partnership and relates to hire payments under the time-charter contract for the Suezmax tanker Toledo Spirit (see Note 11c). The fair value of this derivative agreement is the estimated amount that the Partnership would receive or pay to terminate the agreement at the reporting date, based on the present value of the Partnership’s projection of future spot market tanker rates, which have been derived from current spot market tanker rates and long-term historical average rates. As projections of future spot rates are specific to the Partnership, these are considered Level 3 inputs for the purposes of estimating the fair value.

Long-term debt – The fair values of the Partnership’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

The Partnership categorizes the fair value estimates by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			December 31, 2013		December 31, 2012
			Carrying	Fair	Carrying	Fair
			Amount	Value	Amount	Value
	Fair Value		Asset	Asset	Asset	Asset
	Hierarchy		(Liability)	(Liability)	(Liability)	(Liability)
	Level		$	$	$	$
Recurring:
Cash and cash equivalents and restricted cash	Level 1		636,779	636,779	642,166	642,166
Derivative instruments (note 12)
Interest rate swap agreements – assets	Level 2		81,119	81,119	165,687	165,687
Interest rate swap agreements – liabilities	Level 2		(200,762)	(200,762)	(304,220)	(304,220)
Cross currency swap agreement	Level 2		(18,236)	(18,236)	(2,623)	(2,623)
Other derivative	Level 3		6,344	6,344	1,100	1,100
Other:
Advances to equity accounted joint ventures (note 6b)	(i	)	85,135	(i )	—	—
Advances to joint venture partner (note 6a)	(ii	)	14,364	(ii )	14,004	(ii )
Long-term debt – public (note 9)	Level 1		(263,534)	(274,240)	(125,791)	(129,439)
Long-term debt – non-public (note 9)	Level 2		(1,513,973)	(1,409,252)	(1,287,562)	(1,170,788)

(i)	The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.
(ii)	The Partnership owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), essentially giving the Partnership a 69% interest in the Teekay Tangguh Joint Venture. The advances from the Teekay Tangguh Joint Venture to the joint venture partner together with the joint venture partner’s equity investment in the Teekay Tangguh Joint Venture form the net aggregate carrying value of the joint venture partner’s interest in the Teekay Tangguh Joint Venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable; however, these advances have been repaid subsequent to December 31, 2013.

Changes in fair value during the years ended December 31, 2013 and 2012 for the Partnership’s other derivative asset (liability), the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2013	2012
	$	$
Fair value at beginning of period	1,100	(600)
Realized and unrealized gains included in earnings	5,221	2,607
Settlements	23	(907)

Fair value at end of period	6,344	1,100

The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. In order to reduce the variability of its revenue under the Toledo Spirit time-charter, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The estimated fair value of this other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates as well as an estimated discount rate. The estimated fair value of this other derivative as of December 31, 2013 is based upon an average daily tanker rate of $21,256 (December 31, 2012 – $25,409) over the remaining duration of the charter contract and a discount rate of 8.4% (December 31, 2012 – 8.8%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

b)	Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			December 31,	December 31,
	Credit Quality		2013	2012
Class of Financing Receivable	Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	699,695	403,386
Other receivables:
Long-term receivable included in other assets	Payment activity	Performing	8,095	1,704
Advances to equity accounted joint ventures (note 6b)	Other internal metrics	Performing	85,135	—
Advances to joint venture partner (note 6a)	Other internal metrics	Performing	14,364	14,004

			807,289	419,094